N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001528988
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Utilities, Infrastructure
 & Power Opportunities Trust’s (BUI) (the “Trust”)
investment objective is to provide total return through a combination of current income, current gains and long-term capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities issued by companies that are engaged in the Utilities, Infrastructure and Power Opportunities business segments anywhere in the world and by employing a strategy of writing (selling) call and put options. The Trust considers the “Utilities” business segment to include products, technologies and services connected to the management, ownership, operation, construction, development or financing of facilities used to generate, transmit or distribute electricity, water, natural resources or telecommunications, the “Infrastructure” business segment to include companies that own or operate infrastructure assets or that are involved in the development, construction, distribution or financing of infrastructure assets and the “Power Opportunities” business segment to include companies with a significant involvement in, supporting, or necessary to renewable energy technology and development, alternative fuels, energy efficiency, automotive and sustainable mobility and technologies that enable or support the growth and adoption of new power and energy sources. Under normal circumstances, the Trust invests a substantial amount of its total assets in foreign issuers, issuers that primarily trade in a market located outside the United States or issuers that do a substantial amount of business outside the United States. The Trust may invest directly in such securities or synthetically through the use of d erivative
s.

Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low
Closing Market Price	$ 21.88	$ 26.62	(17.81)%	$ 27.28	$ 20.46
Net Asset Value	21.66	25.86	(16.24)	25.86	21.06

Lowest Price or Bid		$ 20.46
Highest Price or Bid		27.28
Lowest Price or Bid, NAV		21.06
Highest Price or Bid, NAV		25.86
Latest Share Price		21.88	$ 26.62
Latest NAV		$ 21.66	$ 25.86
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		22,101,468